CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 848,086,622	$ 919,760,895	$ 1,209,344,474
Cost of sales	(663,079,909)	(673,789,750)	(905,956,921)
Gross profit	185,006,713	245,971,145	303,387,553
Selling and administrative expenses	(94,344,775)	(96,261,268)	(110,763,879)
Other gains and losses	4,812,823	5,992,358	2,629,949
Tax on debits and credits to bank accounts	(9,032,797)	(9,761,433)	(13,396,600)
FINANCIAL RESULTS, NET
Exchange rate differences	(85,133,230)	(57,498,049)	(335,771,386)
Gain on net monetary position	90,039,231	345,814,744	397,500,099
Financial income	3,976,701	2,582,156	16,356,982
Financial expenses	(57,959,601)	(108,557,350)	(210,045,460)
Profit before tax	37,365,065	328,282,303	49,897,258
INCOME TAX EXPENSE
Current	(19,511,734)	(87,414,437)	(10,914,094)
Deferred	4,967,205	(38,774,091)	(11,251,819)
NET PROFIT FOR THE YEAR	22,820,536	202,093,775	27,731,345
Net income attributable to:
Owners of the parent company	23,584,613	202,334,530	29,520,767
Non-controlling interest	(764,077)	(240,755)	(1,789,422)
NET PROFIT FOR THE YEAR	22,820,536	202,093,775	27,731,345
Total comprehensive income attributable to:
Owners of the parent company	23,584,613	202,334,530	29,520,767
Non-controlling interest	(764,077)	(240,755)	(1,789,422)
Total comprehensive income	$ 22,820,536	$ 202,093,775	$ 27,731,345
Earnings per share, basic from continued operations (in pesos per share)	$ 40.4204	$ 346.7714	$ 50.5895
Earnings per share, diluted from continued operations (in pesos per share)	$ 40.4204	$ 346.7714	$ 50.5895